Shareholder Report, Average Annual Return (Details)	5 Months Ended	8 Months Ended	12 Months Ended	38 Months Ended	44 Months Ended	50 Months Ended	60 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000215377
Average Annual Return [Line Items]
Average Annual Return, Percent			15.53%				10.30%			12.58%
C000215373
Average Annual Return [Line Items]
Average Annual Return, Percent			20.91%				11.03%			12.77%
C000215405
Average Annual Return [Line Items]
Average Annual Return, Percent			13.85%				4.47%			6.98%
C000215404
Average Annual Return [Line Items]
Average Annual Return, Percent			18.93%				4.93%			6.98%
C000055103
Average Annual Return [Line Items]
Average Annual Return, Percent			11.70%				9.07%			10.85%
C000055105
Average Annual Return [Line Items]
Average Annual Return, Percent			16.61%				9.54%			10.85%
C000022956
Average Annual Return [Line Items]
Average Annual Return, Percent			21.19%				11.98%			15.27%
C000022958
Average Annual Return [Line Items]
Average Annual Return, Percent			26.61%				12.45%			15.25%
C000215383
Average Annual Return [Line Items]
Average Annual Return, Percent			17.93%				6.78%			9.42%
C000215384
Average Annual Return [Line Items]
Average Annual Return, Percent			23.58%				7.51%			9.63%
C000022966
Average Annual Return [Line Items]
Average Annual Return, Percent			2.78%				3.44%			10.07%
C000022968
Average Annual Return [Line Items]
Average Annual Return, Percent			7.57%				3.87%			10.06%
C000238235
Average Annual Return [Line Items]
Average Annual Return, Percent			41.05%		18.26%
C000238236
Average Annual Return [Line Items]
Average Annual Return, Percent			47.53%		19.30%
C000215396
Average Annual Return [Line Items]
Average Annual Return, Percent			20.25%				4.04%			7.86%
C000215395
Average Annual Return [Line Items]
Average Annual Return, Percent			25.99%				4.51%			7.84%
Without Sales Load [Member] | C000215377
Average Annual Return [Line Items]
Average Annual Return, Percent			22.59%				11.62%			13.25%
Without Sales Load [Member] | C000215373
Average Annual Return [Line Items]
Average Annual Return, Percent			21.91%				11.03%			12.77%
Without Sales Load [Member] | C000215374
Average Annual Return [Line Items]
Average Annual Return, Percent			22.99%				11.97%			13.61%
Without Sales Load [Member] | C000215381
Average Annual Return [Line Items]
Average Annual Return, Percent			22.27%				11.31%			12.93%
Without Sales Load [Member] | C000215378
Average Annual Return [Line Items]
Average Annual Return, Percent			23.01%				11.98%			13.62%
Without Sales Load [Member] | C000215380
Average Annual Return [Line Items]
Average Annual Return, Percent			22.92%				11.89%			13.54%
Without Sales Load [Member] | C000215405
Average Annual Return [Line Items]
Average Annual Return, Percent			20.80%				5.71%			7.61%
Without Sales Load [Member] | C000215404
Average Annual Return [Line Items]
Average Annual Return, Percent			19.93%				4.93%			6.98%
Without Sales Load [Member] | C000215403
Average Annual Return [Line Items]
Average Annual Return, Percent			21.20%				5.98%			7.88%
Without Sales Load [Member] | C000215400
Average Annual Return [Line Items]
Average Annual Return, Percent			21.19%				6.00%	7.21%
Without Sales Load [Member] | C000215401
Average Annual Return [Line Items]
Average Annual Return, Percent			21.14%				5.98%			7.88%
Without Sales Load [Member] | C000055103
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%				10.38%			11.51%
Without Sales Load [Member] | C000055105
Average Annual Return [Line Items]
Average Annual Return, Percent			17.61%				9.54%			10.85%
Without Sales Load [Member] | C000055106
Average Annual Return [Line Items]
Average Annual Return, Percent			18.92%				10.73%			11.89%
Without Sales Load [Member] | C000103066
Average Annual Return [Line Items]
Average Annual Return, Percent			18.23%				10.13%			11.27%
Without Sales Load [Member] | C000264576
Average Annual Return [Line Items]
Average Annual Return, Percent		12.82%
Without Sales Load [Member] | C000122002
Average Annual Return [Line Items]
Average Annual Return, Percent			18.84%				10.74%			11.90%
Without Sales Load [Member] | C000078999
Average Annual Return [Line Items]
Average Annual Return, Percent			18.75%				10.66%			11.81%
Without Sales Load [Member] | C000022956
Average Annual Return [Line Items]
Average Annual Return, Percent			28.57%				13.31%			15.95%
Without Sales Load [Member] | C000022958
Average Annual Return [Line Items]
Average Annual Return, Percent			27.61%				12.45%			15.25%
Without Sales Load [Member] | C000022959
Average Annual Return [Line Items]
Average Annual Return, Percent			28.98%				13.69%			16.36%
Without Sales Load [Member] | C000144636
Average Annual Return [Line Items]
Average Annual Return, Percent			28.25%				13.05%			15.67%
Without Sales Load [Member] | C000156671
Average Annual Return [Line Items]
Average Annual Return, Percent			29.01%				13.72%			16.41%
Without Sales Load [Member] | C000081603
Average Annual Return [Line Items]
Average Annual Return, Percent			28.90%				13.61%			16.25%
Without Sales Load [Member] | C000215383
Average Annual Return [Line Items]
Average Annual Return, Percent			25.15%				8.06%			10.07%
Without Sales Load [Member] | C000215384
Average Annual Return [Line Items]
Average Annual Return, Percent			24.50%				7.51%			9.63%
Without Sales Load [Member] | C000215385
Average Annual Return [Line Items]
Average Annual Return, Percent			25.42%				8.32%			10.34%
Without Sales Load [Member] | C000215388
Average Annual Return [Line Items]
Average Annual Return, Percent			24.83%				7.79%			9.80%
Without Sales Load [Member] | C000264577
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%
Without Sales Load [Member] | C000215382
Average Annual Return [Line Items]
Average Annual Return, Percent			25.39%				8.33%			10.30%
Without Sales Load [Member] | C000022966
Average Annual Return [Line Items]
Average Annual Return, Percent			9.06%				4.67%			10.73%
Without Sales Load [Member] | C000022968
Average Annual Return [Line Items]
Average Annual Return, Percent			8.13%				3.87%			10.06%
Without Sales Load [Member] | C000022969
Average Annual Return [Line Items]
Average Annual Return, Percent			9.40%				4.98%			11.05%
Without Sales Load [Member] | C000103065
Average Annual Return [Line Items]
Average Annual Return, Percent			8.85%				4.42%			10.45%
Without Sales Load [Member] | C000122001
Average Annual Return [Line Items]
Average Annual Return, Percent			9.43%				5.06%			11.16%
Without Sales Load [Member] | C000078998
Average Annual Return [Line Items]
Average Annual Return, Percent			9.33%				4.92%			10.99%
Without Sales Load [Member] | C000105101
Average Annual Return [Line Items]
Average Annual Return, Percent			15.66%				5.45%			8.45%
Without Sales Load [Member] | C000238235
Average Annual Return [Line Items]
Average Annual Return, Percent			49.67%		20.20%
Without Sales Load [Member] | C000238236
Average Annual Return [Line Items]
Average Annual Return, Percent			48.53%		19.30%
Without Sales Load [Member] | C000234687
Average Annual Return [Line Items]
Average Annual Return, Percent			50.04%				9.15%			14.95%
Without Sales Load [Member] | C000238233
Average Annual Return [Line Items]
Average Annual Return, Percent			49.30%		19.90%
Without Sales Load [Member] | C000234688
Average Annual Return [Line Items]
Average Annual Return, Percent			50.16%			12.42%
Without Sales Load [Member] | C000238237
Average Annual Return [Line Items]
Average Annual Return, Percent			50.03%		20.50%
Without Sales Load [Member] | C000215396
Average Annual Return [Line Items]
Average Annual Return, Percent			27.60%				5.28%			8.50%
Without Sales Load [Member] | C000215395
Average Annual Return [Line Items]
Average Annual Return, Percent			26.92%				4.51%			7.84%
Without Sales Load [Member] | C000215394
Average Annual Return [Line Items]
Average Annual Return, Percent			28.07%				5.60%			8.84%
Without Sales Load [Member] | C000215391
Average Annual Return [Line Items]
Average Annual Return, Percent			27.28%				5.03%		8.18%
Without Sales Load [Member] | C000215397
Average Annual Return [Line Items]
Average Annual Return, Percent			28.02%				5.64%			8.89%
Without Sales Load [Member] | C000215390
Average Annual Return [Line Items]
Average Annual Return, Percent			27.92%				5.53%			8.78%
Without Sales Load [Member] | C000267073
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%
Without Sales Load [Member] | C000242977
Average Annual Return [Line Items]
Average Annual Return, Percent			16.37%	12.66%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.26%				(1.58%)	0.57%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.26%				(1.58%)			0.74%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.51%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.51%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%		23.20%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%			13.81%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%		23.20%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%		15.26%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%	23.63%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.78%				14.15%			15.65%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.78%				14.15%			15.65%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.78%				14.15%			15.65%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.78%				14.15%			15.65%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.78%				14.15%			15.65%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.78%				14.15%			15.65%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			30.27%				11.45%			12.81%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			27.49%				11.96%			13.09%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.22%				7.24%			8.62%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			30.27%				11.45%			12.81%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			27.49%				11.96%			13.09%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.22%				7.24%			8.62%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.26%				(1.58%)			0.74%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			30.27%				11.45%			12.81%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			27.49%				11.96%			13.09%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.22%				7.24%			8.62%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			30.27%				11.45%	12.08%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			27.49%				11.96%	12.58%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.22%				7.24%	8.13%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			30.27%				11.45%			12.81%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent			27.49%				11.96%			13.09%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			20.22%				7.24%			8.62%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.55%				10.42%			11.37%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.55%				10.42%			11.37%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.55%				10.42%			11.37%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.55%				10.42%			11.37%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.55%				10.42%			11.37%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.55%				10.42%			11.37%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.66%				15.73%			18.86%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.66%				15.73%			18.86%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.66%				15.73%			18.86%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.66%				15.73%			18.86%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.66%				15.73%			18.86%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.66%				15.73%			18.86%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent			37.96%				7.77%			11.84%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			25.87%				8.08%			11.30%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent			37.96%				7.77%			11.84%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			25.87%				8.08%			11.30%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent			37.96%				7.77%			11.84%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			25.87%				8.08%			11.30%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent			37.96%				7.77%			11.84%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			25.87%				8.08%			11.30%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.61%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.75%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent			37.96%				7.77%			11.84%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			25.87%				8.08%			11.30%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%				6.86%			12.74%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.37%				8.15%			11.71%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%				6.86%			12.74%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.37%				8.15%			11.71%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%				6.86%			12.74%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.37%				8.15%			11.71%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%				6.86%			12.74%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.37%				8.15%			11.71%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%				6.86%			12.74%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.37%				8.15%			11.71%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%				6.86%			12.74%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			22.37%				8.15%			11.71%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.21%				8.57%			10.40%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			41.87%		18.44%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			41.87%		18.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			29.45%				12.92%			15.12%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			41.87%				5.80%			11.53%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			41.87%		18.44%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			41.87%			10.35%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent			41.87%		18.44%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			43.08%				6.61%			11.21%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			43.08%				6.61%			11.21%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			43.08%				6.61%			11.21%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			43.08%				6.61%		10.75%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			43.08%				6.61%			11.21%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			43.08%				6.61%			11.21%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.40%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent			27.21%	17.53%